Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Intangible assets - Composition
A.	Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2021	341	218	92	93	172	118	73	1,107
Additions in respect of business combinations	210	-	1	2	39	-	-	252
Additions	-	-	-	6	1	19	1	27
Translation differences	(29)	(3)	(5)	(4)	(9)	(13)	(4)	(67)
Balance as of December 31, 2021	522	215	88	97	203	124	70	1,319
Amortization
Balance as of January 1, 2021	21	74	34	55	123	76	54	437
Amortization for the year	-	6	3	5	12	7	3	36
Translation differences	(1)	-	(3)	(2)	(4)	(9)	(2)	(21)
Balance as of December 31, 2021	20	80	34	58	131	74	55	452

Amortized Balance as of December 31 ,2021	502	135	54	39	72	50	15	867

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2020	323	209	86	84	176	99	69	1,046
Additions in respect of business combinations	18	-	-	7	1	-	-	26
Additions	-	-	-	1	-	18	2	21
Exit from consolidation	-	-	-	(5)	(10)	-	-	(15)
Translation differences	-	9	6	6	5	1	2	29
Balance as of December 31, 2020	341	218	92	93	172	118	73	1,107
Amortization and impairment losses
Balance as of January 1, 2020	21	70	28	49	114	68	44	394
Amortization	-	2	3	5	9	7	2	28
Impairment	-	-	-	-	-	-	5	5
Exit from consolidation	-	-	-	(2)	(3)	-	-	(5)
Translation differences	-	2	3	3	3	1	3	15
Balance as of December 31, 2020	21	74	34	55	123	76	54	437

Amortized Balance as of December 31 ,2020	320	144	58	38	49	42	19	670

Total book value of intangible assets having defined and indefinite useful lives
B.	Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As of December 31
2021	2020
$ millions	$ millions

Intangible assets having a defined useful life	333	317
Intangible assets having an indefinite useful life	534	353
	867	670